Trade accounts receivables - Movement in the Allowance for Expected Credit Losses of Trade Receivables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Beginning balance	R$ 80,418	R$ 32,463
Business combination	0	10,401
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	94,093	73,510
Reversal, allowance account for credit losses of financial assets	(13,181)	(3,876)
Utilisation, allowance account for credit losses of financial assets	(52,896)	(32,080)
Ending balance	R$ 108,434	R$ 80,418